RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Receivables and Prepayments) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due from related parties	$ 88,047,478	$ 83,986,853
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	70,186,196	74,922,671
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	75,713,936	78,319,560
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	70,186,196	74,922,671
Trade Related Balances [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	4,054,056	1,833,709
Trade Related Balances [Member] | CEEG (Nanjing) Solar Research Institute [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	597,774	1,527,431
Trade Related Balances [Member] | CEEG (Jiangsu) Insulated New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	4,620	$ 35,749
Trade Related Balances [Member] | Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	44,942
Trade Related Balances [Member] | Nanjing Xinde New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	583,390
Trade Related Balances [Member] | CEEG Holding Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	148,768
Trade Related Balances [Member] | Jiangsu CEEG Business Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 94,190